Document and Entity Information	12 Months Ended
Feb. 01, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Sep 30, 2011
Registrant Name	THORNBURG INVESTMENT TRUST
Central Index Key	0000816153
Amendment Flag	false
Document Creation Date	Oct 2, 2012
Document Effective Date	Oct 2, 2012
Prospectus Date	Feb 1, 2012

SUPPLEMENT

dated October 2, 2012

TO

THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS

dated February 1, 2012 , as revised May 1, 2012

The disclosures on page 9 of the Prospectus, under the caption "Fees and Expenses of the Fund" for the Thornburg Strategic Income Fund, are deleted and replaced with the disclosures which appear below. The replacement disclosures presented in this Supplement for the Fund add the "Acquired Fund Fees and Expenses" line and figures to the Annual Fund Operating Expenses table below, resulting in an increase in the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement figure displayed for each share class. The described disclosures were inadvertently omitted from the Prospectus. This Supplement also provides an explanation of Acquired Fund Fees and Expenses in the narrative following the Example below.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R5
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.50%	0.00%
Other Expenses(1)(2)	0.47%	0.44%
Acquired Fund Fees and Expenses	0.04%	0.04%

Total Annual Fund Operating Expenses	1.76%	1.23%
Fee Waiver/Expense Reimbursement(3)	(0.47)%	(0.20)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(4)	1.29%	1.03%

(1)	A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.
(2)	Other expenses are estimated for the current fiscal year.
(3)	Thornburg Investment Management, Inc. ("Thornburg") and Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3 and Class R5 expenses do not exceed 1.25% and 0.99%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before May 1, 2013, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
(4)	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been restated to add amounts for "Acquired Fund Fees and Expenses," in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund's investments in investment companies and other factors. Please see the disclosure in the right-hand column under the caption "Explanation of Acquired Fund Fees and Expenses" for a further explanation.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$131	$508	$910	$2,034
Class R5 Shares	$105	$371	$656	$1,471

Explanation of Acquired Fund Fees and Expenses. "Acquired Fund Fees and Expenses" shown in the table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 50 – 51, for a clearer picture of the Fund's actual operating costs.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48.09% of the average value of its portfolio.

The disclosures on page 27 of the Prospectus, under the caption "Fees and Expenses of the Fund" for the Thornburg Investment Income Builder Fund, are deleted and replaced with the disclosures which appear below. The replacement disclosures presented in this Supplement for the Fund add the "Acquired Fund Fees and Expenses" line and figures to the Annual Fund Operating Expenses table below, resulting in an increase in the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement figure displayed for each share class. The described disclosures were inadvertently omitted from the Prospectus. This Supplement also provides an explanation of Acquired Fund Fees and Expenses in the narrative following the Example below.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5
Management Fees	0.71%	0.71%	0.71%
Distribution and Service (12b-1) Fees	0.50%	0.25%	0.00%
Other Expenses(1)	0.37%	0.69%	0.80%
Acquired Fund Fees and Expenses	0.25%	0.25%	0.25%

Total Annual Fund Operating Expenses	1.83%	1.90%	1.76%
Fee Waiver/Expense Reimbursement(2)	(0.08)%	(0.25)%	(0.52)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	1.75%	1.65%	1.24%

(1)	A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.
(2)	Thornburg Investment Management, Inc. ("Thornburg") and Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed 1.50%, 1.40%, and 0.99%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before May 1, 2013, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
(3)	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been restated to add amounts for "Acquired Fund Fees and Expenses," in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund's investments in investment companies and other factors. Please see the disclosure in the right-hand column under the caption "Explanation of Acquired Fund Fees and Expenses" for a further explanation.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$178	$591	$1,029	$2,249
Class R4 Shares	$168	$573	$1,003	$2,202
Class R5 Shares	$126	$504	$906	$2,030

Explanation of Acquired Fund Fees and Expenses. "Acquired Fund Fees and Expenses" shown in the table in the table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 60 – 61, for a clearer picture of the Fund's actual operating costs.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30.34% of the average value of its portfolio.

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2012
Supplement [Text Block]	tit3_SupplementTextBlock

SUPPLEMENT

dated October 2, 2012

TO

THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS

dated February 1, 2012 , as revised May 1, 2012

The disclosures on page 9 of the Prospectus, under the caption "Fees and Expenses of the Fund" for the Thornburg Strategic Income Fund, are deleted and replaced with the disclosures which appear below. The replacement disclosures presented in this Supplement for the Fund add the "Acquired Fund Fees and Expenses" line and figures to the Annual Fund Operating Expenses table below, resulting in an increase in the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement figure displayed for each share class. The described disclosures were inadvertently omitted from the Prospectus. This Supplement also provides an explanation of Acquired Fund Fees and Expenses in the narrative following the Example below.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R5
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.50%	0.00%
Other Expenses(1)(2)	0.47%	0.44%
Acquired Fund Fees and Expenses	0.04%	0.04%

Total Annual Fund Operating Expenses	1.76%	1.23%
Fee Waiver/Expense Reimbursement(3)	(0.47)%	(0.20)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(4)	1.29%	1.03%

(1)	A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.
(2)	Other expenses are estimated for the current fiscal year.
(3)	Thornburg Investment Management, Inc. ("Thornburg") and Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3 and Class R5 expenses do not exceed 1.25% and 0.99%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before May 1, 2013, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
(4)	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been restated to add amounts for "Acquired Fund Fees and Expenses," in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund's investments in investment companies and other factors. Please see the disclosure in the right-hand column under the caption "Explanation of Acquired Fund Fees and Expenses" for a further explanation.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$131	$508	$910	$2,034
Class R5 Shares	$105	$371	$656	$1,471

Explanation of Acquired Fund Fees and Expenses. "Acquired Fund Fees and Expenses" shown in the table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 50 – 51, for a clearer picture of the Fund's actual operating costs.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48.09% of the average value of its portfolio.

The disclosures on page 27 of the Prospectus, under the caption "Fees and Expenses of the Fund" for the Thornburg Investment Income Builder Fund, are deleted and replaced with the disclosures which appear below. The replacement disclosures presented in this Supplement for the Fund add the "Acquired Fund Fees and Expenses" line and figures to the Annual Fund Operating Expenses table below, resulting in an increase in the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement figure displayed for each share class. The described disclosures were inadvertently omitted from the Prospectus. This Supplement also provides an explanation of Acquired Fund Fees and Expenses in the narrative following the Example below.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5
Management Fees	0.71%	0.71%	0.71%
Distribution and Service (12b-1) Fees	0.50%	0.25%	0.00%
Other Expenses(1)	0.37%	0.69%	0.80%
Acquired Fund Fees and Expenses	0.25%	0.25%	0.25%

Total Annual Fund Operating Expenses	1.83%	1.90%	1.76%
Fee Waiver/Expense Reimbursement(2)	(0.08)%	(0.25)%	(0.52)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	1.75%	1.65%	1.24%

(1)	A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.
(2)	Thornburg Investment Management, Inc. ("Thornburg") and Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed 1.50%, 1.40%, and 0.99%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before May 1, 2013, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
(3)	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been restated to add amounts for "Acquired Fund Fees and Expenses," in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund's investments in investment companies and other factors. Please see the disclosure in the right-hand column under the caption "Explanation of Acquired Fund Fees and Expenses" for a further explanation.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$178	$591	$1,029	$2,249
Class R4 Shares	$168	$573	$1,003	$2,202
Class R5 Shares	$126	$504	$906	$2,030

Explanation of Acquired Fund Fees and Expenses. "Acquired Fund Fees and Expenses" shown in the table in the table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 60 – 61, for a clearer picture of the Fund's actual operating costs.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30.34% of the average value of its portfolio.

Thornburg Strategic Income Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tit3_SupplementTextBlock

SUPPLEMENT

dated October 2, 2012

TO

THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS

dated February 1, 2012 , as revised May 1, 2012

The disclosures on page 9 of the Prospectus, under the caption "Fees and Expenses of the Fund" for the Thornburg Strategic Income Fund, are deleted and replaced with the disclosures which appear below. The replacement disclosures presented in this Supplement for the Fund add the "Acquired Fund Fees and Expenses" line and figures to the Annual Fund Operating Expenses table below, resulting in an increase in the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement figure displayed for each share class. The described disclosures were inadvertently omitted from the Prospectus. This Supplement also provides an explanation of Acquired Fund Fees and Expenses in the narrative following the Example below.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R5
Management Fees	0.75%	0.75%
Distribution and Service (12b-1) Fees	0.50%	0.00%
Other Expenses(1)(2)	0.47%	0.44%
Acquired Fund Fees and Expenses	0.04%	0.04%

Total Annual Fund Operating Expenses	1.76%	1.23%
Fee Waiver/Expense Reimbursement(3)	(0.47)%	(0.20)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(4)	1.29%	1.03%

(1)	A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.
(2)	Other expenses are estimated for the current fiscal year.
(3)	Thornburg Investment Management, Inc. ("Thornburg") and Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3 and Class R5 expenses do not exceed 1.25% and 0.99%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before May 1, 2013, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
(4)	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been restated to add amounts for "Acquired Fund Fees and Expenses," in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund's investments in investment companies and other factors. Please see the disclosure in the right-hand column under the caption "Explanation of Acquired Fund Fees and Expenses" for a further explanation.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$131	$508	$910	$2,034
Class R5 Shares	$105	$371	$656	$1,471

Explanation of Acquired Fund Fees and Expenses. "Acquired Fund Fees and Expenses" shown in the table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 50 – 51, for a clearer picture of the Fund's actual operating costs.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 48.09% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 48.09% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	48.09%
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses are estimated for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Thornburg Strategic Income Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.47%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.47%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.29%	[4]
1 Year	rr_ExpenseExampleYear01	131
3 Years	rr_ExpenseExampleYear03	508
5 Years	rr_ExpenseExampleYear05	910
10 Years	rr_ExpenseExampleYear10	2,034
Thornburg Strategic Income Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.44%	[1],[2]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.04%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.23%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.20%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.03%	[4]
1 Year	rr_ExpenseExampleYear01	105
3 Years	rr_ExpenseExampleYear03	371
5 Years	rr_ExpenseExampleYear05	656
10 Years	rr_ExpenseExampleYear10	1,471
Thornburg Investment Income Builder Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	tit3_SupplementTextBlock

SUPPLEMENT

dated October 2, 2012

TO

THORNBURG FUNDS RETIREMENT PLAN SHARES PROSPECTUS

dated February 1, 2012 , as revised May 1, 2012

The disclosures on page 27 of the Prospectus, under the caption "Fees and Expenses of the Fund" for the Thornburg Investment Income Builder Fund, are deleted and replaced with the disclosures which appear below. The replacement disclosures presented in this Supplement for the Fund add the "Acquired Fund Fees and Expenses" line and figures to the Annual Fund Operating Expenses table below, resulting in an increase in the Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement figure displayed for each share class. The described disclosures were inadvertently omitted from the Prospectus. This Supplement also provides an explanation of Acquired Fund Fees and Expenses in the narrative following the Example below.

Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees

(fees paid directly from your investment)

	Class R3	Class R4	Class R5
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none	none	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	none	none	none

Annual Fund Operating Expenses

(expenses that you pay each year as a percentage of the value of your investment)

	Class R3	Class R4	Class R5
Management Fees	0.71%	0.71%	0.71%
Distribution and Service (12b-1) Fees	0.50%	0.25%	0.00%
Other Expenses(1)	0.37%	0.69%	0.80%
Acquired Fund Fees and Expenses	0.25%	0.25%	0.25%

Total Annual Fund Operating Expenses	1.83%	1.90%	1.76%
Fee Waiver/Expense Reimbursement(2)	(0.08)%	(0.25)%	(0.52)%

Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement(3)	1.75%	1.65%	1.24%

(1)	A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.
(2)	Thornburg Investment Management, Inc. ("Thornburg") and Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed 1.50%, 1.40%, and 0.99%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before May 1, 2013, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
(3)	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been restated to add amounts for "Acquired Fund Fees and Expenses," in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund's investments in investment companies and other factors. Please see the disclosure in the right-hand column under the caption "Explanation of Acquired Fund Fees and Expenses" for a further explanation.

Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class R3 Shares	$178	$591	$1,029	$2,249
Class R4 Shares	$168	$573	$1,003	$2,202
Class R5 Shares	$126	$504	$906	$2,030

Explanation of Acquired Fund Fees and Expenses. "Acquired Fund Fees and Expenses" shown in the table in the table in the left-hand column are expenses incurred indirectly by other investment companies, such as business development companies, in which the Fund may hold shares. These operating expenses are similar to the expenses paid by other businesses owned by the Fund, are not direct costs paid by Fund shareholders, and are not used to calculate the Fund's net asset value. These expenses have no impact on the costs associated with Fund operations. Regulatory rules require that the Acquired Fund Fees and Expenses be added to the actual operating expenses of the Fund, and that the total be shown in the bottom line of the Annual Fund Operating Expenses table in the left-hand column. Please see the expense figures shown in the Financial Highlights for the Fund, at pages 60 – 61, for a clearer picture of the Fund's actual operating costs.

Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over") its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 30.34% of the average value of its portfolio.

Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2013
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover.
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over”) its portfolio. A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in Annual Fund Operating Expenses or in the Example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 30.34% of the average value of its portfolio.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	30.34%
Expense Example [Heading]	rr_ExpenseExampleHeading	Example.
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

		The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, dividends and distributions are reinvested, and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions (and giving effect to fee waivers and expense reimbursements in the first year), your costs would be:
Thornburg Investment Income Builder Fund | Class R3
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.50%
Other Expenses	rr_OtherExpensesOverAssets	0.37%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.83%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.08%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.75%	[4]
1 Year	rr_ExpenseExampleYear01	178
3 Years	rr_ExpenseExampleYear03	591
5 Years	rr_ExpenseExampleYear05	1,029
10 Years	rr_ExpenseExampleYear10	2,249
Thornburg Investment Income Builder Fund | Class R4
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.69%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.90%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.25%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.65%	[4]
1 Year	rr_ExpenseExampleYear01	168
3 Years	rr_ExpenseExampleYear03	573
5 Years	rr_ExpenseExampleYear05	1,003
10 Years	rr_ExpenseExampleYear10	2,202
Thornburg Investment Income Builder Fund | Class R5
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of redemption proceeds or original purchase price, whichever is lower)	rr_MaximumDeferredSalesChargeOverOther	none
Management Fees	rr_ManagementFeesOverAssets	0.71%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.80%	[1]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.25%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.76%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.52%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver/Expense Reimbursement	rr_NetExpensesOverAssets	1.24%	[4]
1 Year	rr_ExpenseExampleYear01	126
3 Years	rr_ExpenseExampleYear03	504
5 Years	rr_ExpenseExampleYear05	906
10 Years	rr_ExpenseExampleYear10	2,030

[1]	A portion of the Fund's expenses may be used to pay third parties that provide administrative and recordkeeping services to retirement accounts invested in the Fund.
[2]	Other expenses are estimated for the current fiscal year.
[3]	Thornburg Investment Management, Inc. ("Thornburg") and Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3 and Class R5 expenses do not exceed 1.25% and 0.99%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before May 1, 2013, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.
[4]	The figures for Total Fund Operating Expenses After Fee Waiver/Expense Reimbursement in this table have been restated to add amounts for "Acquired Fund Fees and Expenses," in accordance with regulatory rules. Acquired Fund Fees and Expenses vary with changes in the amount of the Fund's investments in investment companies and other factors. Please see the disclosure in the right-hand column under the caption "Explanation of Acquired Fund Fees and Expenses" for a further explanation.
[5]	Thornburg Investment Management, Inc. ("Thornburg") and Thornburg Securities Corporation ("TSC") have contractually agreed to waive fees and reimburse expenses incurred by the Fund so that actual Class R3, Class R4 and Class R5 expenses do not exceed 1.50%, 1.40%, and 0.99%, respectively, not including the effects of Acquired Fund Fees and Expenses. The agreement to waive fees and reimburse expenses may be terminated by the Fund at any time, but may not be terminated by Thornburg or TSC before May 1, 2013, unless Thornburg or TSC ceases to be the investment advisor or distributor of the Fund prior to that date.

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THORNBURG INVESTMENT TRUST
Prospectus Date	rr_ProspectusDate	Feb 1, 2012
Document Creation Date	dei_DocumentCreationDate	Oct 2, 2012